Breakdown of expenses by nature - Summary of Employee Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling and Distribution Expense And General And Administrative Expense
Employee Benefits Expenses [Line Items]
Employee benefits expense	€ 26,547	€ 44,032	€ 66,739
Selling and distribution Expenses
Employee Benefits Expenses [Line Items]
Wages and salaries	1,020	991	1,195
Social security costs	197	150	127
Pension costs	88	90	139
Termination benefits	258	0	194
Other employee costs	(5)	5	(5)
Employee benefits expense	1,558	1,236	1,650
General and administrative expenses
Employee Benefits Expenses [Line Items]
Wages and salaries	21,868	17,157	14,968
Social security costs	4,107	2,674	1,980
Pension costs	1,782	1,664	1,553
Termination benefits	342	265	222
Share-based payment expenses	(8,457)
Share-based payment expenses		14,512	41,230
Other employee costs	739	472	283
Contingent workers	4,608	6,052	4,853
Employee benefits expense	€ 24,989	€ 42,796	€ 65,089